Debt (AerFunding Revolving Credit Facility, AerTurbine Revolving Credit Agreement and Other Secured Debt Narrative) (Details)		12 Months Ended
		Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Apr. 30, 2006 USD ($)
Debt Instrument [Line Items]
Long-term Debt		$ 29,806,843,000	$ 30,402,392,000
Collateral (Number of aircraft) | item		617
AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity		$ 2,160,000,000		$ 1,000,000,000
Debt Instrument, Collateral Amount		$ 1,400,000,000
Required cash reserve as a percentage of outstanding borrowings		5.00%
AeroTurbine Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity		$ 550,000,000
Spread over reference rate		2.50%
SkyFunding I Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		6
Floating rate tranches		$ 143,758,000
Spread over reference rate		2.85%
Debt, Maturity		2021-2022
SkyFunding I Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		6
Fixed rate tranches		$ 142,650,000
Stated interest rate		4.43%
Debt, Maturity		2021-2022
SkyFunding II Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		6
Floating rate tranches		$ 156,285,000
Spread over reference rate		3.15%
Debt, Maturity		2022-2023
SkyFunding II Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		3
Fixed rate tranches		$ 74,490,000
Stated interest rate		4.43%
Debt, Maturity		2022-2023
Camden Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		7
Fixed rate tranches		$ 135,978,000
Stated interest rate		4.74%
Debt, Maturity		2018
AerCap Partners I Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		11
Floating rate tranches		$ 126,956,000
Spread over reference rate		1.65%
Debt, Maturity		2018
StratusFunding Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		2
Floating rate tranches		$ 166,514,000
Spread over reference rate		1.95%
Debt, Maturity		2026
StratusFunding Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		2
Fixed rate tranches		$ 166,331,000
Stated interest rate		3.93%
Debt, Maturity		2026
CieloFunding Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		3
Fixed rate tranches		$ 126,038,000
Stated interest rate		3.48%
Debt, Maturity		2020
CieloFunding II Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		2
Fixed rate tranches		$ 71,655,000
Stated interest rate		2.80%
Debt, Maturity		2020
CloudFunding Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		16
Fixed rate tranches		$ 270,118,000
Stated interest rate		3.95%
Debt, Maturity		2022-2026
LimelightFunding Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		2
Fixed rate tranches		$ 168,646,000
Stated interest rate		4.70%
Debt, Maturity		2026
Secured Commercial Bank Financings Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		8
Fixed rate tranches		$ 175,789,000
Stated interest rate		3.71%
Debt, Maturity		2016-2021
Secured Commercial Bank Financings Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]	32
Floating rate tranches		$ 820,215,000
Spread over reference rate		2.30%
Debt, Maturity		2017-2025
Number of engines | item		4
Other Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility amount outstanding		$ 2,745,423,000
Collateral (Number of aircraft) | item		106
Minimum [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aircraft purchases, maximum percentage financed		73.50%
Unused loan commitment fee, percentage		0.375%
Maximum [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aircraft purchases, maximum percentage financed		80.00%
Unused loan commitment fee, percentage		0.50%
Charitable Trust [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership percentage		95.00%
AerCap Ireland [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership percentage		5.00%
Revolving Period [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term		3 years
Term Loan [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term		2 years
Borrowing Period [Member]
Debt Instrument [Line Items]
Spread over reference rate	[2]	2.25%
Debt Instrument, Maturity Date		Dec. 01, 2017
Period from December 10, 2017 to December 9, 2018 [Member]
Debt Instrument [Line Items]
Spread over reference rate		3.25%
Period from December 10, 2018 to December 9, 2019 [Member]
Debt Instrument [Line Items]
Spread over reference rate		3.75%
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 12,623,288,000	13,355,360,000
Secured Debt [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 1,058,294,000	887,385,000
Collateral (Number of aircraft) | item		32
Debt, Maturity		2019
Secured Debt [Member] | AeroTurbine Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt	[3]	$ 321,603,000	$ 302,142,000
Debt, Maturity	[3]	2019

[1]	Four engines are pledged as collateral in addition to the aircraft.
[2]	The borrowing period is until December 9, 2017, after which the loan converts to a term loan.
[3]	AeroTurbine's assets serve as collateral for the AeroTurbine revolving credit agreement.